As filed with the Securities and Exchange	Registration No. 333-09515
Commission on December 15, 2010	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 28
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
And
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, PA 19380-1478
(610) 425-3447
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration
Statement.

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on April 30, 2010, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered: Fixed or Variable Group or Individual Immediate Annuity Contract

PARTS A and B

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated April 30, 2010, and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to the Registrant’s filings under Rule 497(c), as filed on May 5, 2010 and May 6, 2010 (Accession Nos. 0000103005-10-000024 and 0000103005-10-000025, respectively). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated December 15, 2010
To the Current Prospectus
dated April 30, 2010, as amended

ING Income Annuity

Issued By ING Life Insurance and Annuity Company
Through its Variable Annuity Account B

This supplement updates the prospectus. Please read this supplement carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below. If you have any questions, please call our Customer Service Center at 1-800-238-6273.

I. Information Regarding Fund Changes

1. Effective January 4, 2011, the investment objective for the ING Thornburg Value Portfolio will change to “Seeks long-term capital appreciation, and secondarily current income.” The information appearing in Appendix II for the ING Thornburg Value Portfolio will be revised accordingly.

2. Effective on or about January 21, 2011, the subadviser for ING Oppenheimer Global Strategic Income Portfolio will change to ING Investment Management Co. and the portfolio’s name will change to ING Global Bond Portfolio. In addition, the investment objective will change to “Seeks to maximize total return through a combination of current income and capital appreciation.” The list of investment portfolios and Appendix II will be revised accordingly.

II. Notice of Upcoming Fund Reorganizations

1. Effective after the close of business on or about January 21, 2011, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio (Class ADV)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Large Cap Growth Portfolio (Class I)
(Initial Class)

Information Regarding the Portfolio Reorganizations:

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved proposals for the reorganizations referenced above. The reorganizations are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about January 21, 2011, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

158531-10	Page 1 of 2	12-15-2010

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-238-6273.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted and all references to them will be replaced by the corresponding Surviving Portfolio.

2. Effective after the close of business on or about January 21, 2011, ING Growth and Income Portfolio (Class ADV) will be made available only in connection with the reorganization of ING American Funds Growth-Income Portfolio referenced above. ING Growth and Income Portfolio (Class ADV) will be closed to new investments immediately following the reorganization. There will be no further mention of the ING Growth and Income Portfolio (Class ADV) in future prospectuses. Class I of the ING Growth and Income Portfolio will remain available to all investments.

III. Other Information

ING Funds Distributor, LLC has changed its name to ING Investments Distributor, LLC. All references to ING Funds Distributor, LLC in the current Prospectus and Statement of Additional Information are hereby replaced with ING Investments Distributor, LLC.

158531-10	Page 2 of 2	12-15-2010

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a) Financial Statements:
	(1)	Incorporated by reference in Part A
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and
2008
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31, 2009,
2008 and 2007
		-	Consolidated Balance Sheets as of December 31, 2009 and 2008
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2009, 2008 and 2007
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2009,
2008 and 2007
		-	Notes to Financial Statements

(b)	Exhibits:
	(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
	(2)	Not Applicable.
	(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
	(3.2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
	(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216,
as filed on April 11, 2006.)
	(3.4)	Form of Rule 22c-2 Agreement. (Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, File No. 333-115515, as
filed on April 12, 2007.)
	(4.1)	Variable Annuity Contract (A050SP96). (Incorporated by reference to Registration
Statement on Form N-4, File No. 333-09515, as filed on August 2, 1996.)
	(4.2)	Variable Annuity Contract (A050SP99). (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
	(4.3)	Endorsement SPIAE99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
	(4.4)	Endorsement SPIAE-01 to Variable Annuity Contract A050SP99 (Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 18, 2001.)

(4.5)	Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.6)	Endorsement SPIAEW99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.7)	Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.8)	Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 18, 2001.)
(4.9)	Endorsement E401SP96 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.10)	Endorsement E403SP96 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.11)	Endorsement SPIA457-99 to Variable Annuity Contract A050SP99. (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(4.12)	Variable Annuity Contract (SPIA(GR)99). (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.13)	Variable Annuity Contract Certificate (SPIA(GR)-99CERT). (Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4, File No.
333-09515, as filed on April 20, 1999.)
(4.14)	Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate
SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.15)	Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.16)	Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.17)	Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.18)	Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.19)	Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.20)	Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)

(4.21)	Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT. (Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4, File No. 333-09515, as filed on April 20, 1999.)
(4.22)	Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)99CERT. (Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form N-4, File No. 33-81216, as filed on February
15, 2002.)
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(5.1)	Variable Annuity Contract Application (82941 (2/99)). (Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4, File No. 333-
09515, as filed on April 20, 1999.)
(5.2)	Variable Annuity Contract Application for New York (82950 (2/99)). (Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4,
File No. 333-09515, as filed on April 20, 1999.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376,
as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective
October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and
Annuity Company annual report on form 10-K, File No. 33-23376, as filed on March 31,
2008.)
(7)	Not applicable.
(8.1)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August 1,
2003.)
(8.2)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.)
(8.3)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. (Incorporated by reference to Registration Statement on Form N-4,
File No. 333-56297, as filed on June 8, 1998.)
(8.4)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May
1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.5)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.
(Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.6)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. (Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4,
2000.)
(8.7)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May
1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000
by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. (Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.8)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4, File No.
333-01107, as filed on April 13, 2001.)
(8.9)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series.
(Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.10)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated by reference to Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.11)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective Amendment No.
2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14,
1998.)
(8.12)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May
1, 1998 and amended on November 4, 1998 between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.13)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.14)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4. File No. 33-75988, as filed on April 13, 2004.)
(8.15)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.16)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation
Agreement dated November 28, 2001. (Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.17)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002.
(Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)

(8.18)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and
May 1, 2003. (Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)
(8.19)	Amendment dated April 29, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004. (Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.20)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005. (Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.21)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-81216, as filed on April 11, 2006.)
(8.22)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.23)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No.
33-75962, as filed on April 8, 2002.)
(8.24)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class
Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4,
File No. 33-75988, as filed on April 10, 2003.)
(8.25)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003.
(Incorporated by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-4, File No.333-09515, as filed on April 13, 2006.)
(8.26)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and
November 1, 2004. (Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.27)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005. (Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No.333-09515, as filed on April 13, 2006.)

(8.28)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005. (Incorporated by reference to
Initial Registration Statement on Form N-4, File No. 333-134760, as filed on June 6,
2006.)
(8.29)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc.
(Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4, File No. 033-75962, as filed on June 15, 2007.)
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Authorization for Signatures. (Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 12, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney, One Orange Way, Windsor, CT	Director and Chairman
06095-4774
Catherine H. Smith, One Orange Way, Windsor, CT	President and Director
06095-4774
Ewout L. Steenbergen, 230 Park Avenue, New York,	Director, Executive Vice President and Chief Financial
NY 10169	Officer
Michael S. Smith, 1475 Dunwoody Drive, West	Director
Chester, PA 19380
Robert G. Leary, 230 Park Avenue, New York, NY	Director
10169
Donald W. Britton, 5780 Powers Ferry Road, NW,	Director
Atlanta, GA 30327
Lynne R. Ford, 230 Park Avenue, New York, NY 10169	Director and Executive Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW,	Senior Vice President, Tax
Atlanta, GA 30327
Brian D. Comer, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
Ralph R. Ferraro, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
Mark B. Kaye, 1475 Dunwoody Drive, West Chester,	Senior Vice President
PA 19380
Richard T. Mason, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
Shawn P. Mathews, 10 State House Square, Hartford,	Senior Vice President
CT 06103
Timothy T. Matson, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,	Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327

Name and Principal Business Address	Positions and Offices with Depositor
Stephen J. Preston, 1475 Dunwoody Drive, West	Senior Vice President
Chester, PA 19380
Prakash Shimpi, 230 Park Avenue, New York, NY	Senior Vice President
10169
Brian B. Baranowski, One Orange Way, Windsor, CT	Vice President and Chief Compliance Officer
06095-4774
Carol Stern, 601 Thirteenth Street NW, Washington, DC	Vice President and Chief Compliance Officer
20005
Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 333-168047), as filed with the Securities and Exchange Commission on October 6,
2010.

Item 27.	Number of Contract Owners
As of November 30, 2010, there were 48,832 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fiduciary/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING
Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority.
An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING
Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable
Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity
Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the
1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of
ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar
Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of
New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a
management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst, 4225 Executive Square, La Jolla,	President and Director
CA 92037
Randall L. Ciccati, One Orange Way, Windsor, CT	Director
06095-4774
Kristin H. Hultgren, One Orange Way, Windsor, CT	Chief Financial Officer
06095-4774
William Wilcox, One Orange Way, Windsor, CT 06095-	Chief Compliance Officer and Director
4774
Brian D. Comer, One Orange Way, Windsor, CT 06095-	Senior Vice President and Director
4774
Boyd G. Combs, 5780 Powers Ferry Road, N.W.,	Senior Vice President , Tax
Atlanta, GA 30327
William S. Jasien, 12701 Fair Lakes Circle, Ste 470,	Senior Vice President
Fairfax, VA 22033
M. Bishop Bastien, 980 9th Street, Sacramento, CA	Vice President
95814
Nancy B. Bocella, One Orange Way, Windsor, CT	Vice President
06095-4774

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Dianne C. Bogoian, One Orange Way, Windsor, CT	Vice President
06095-4774
Anthony V. Camp, Jr., One Orange Way, Windsor, CT	Vice President
06095-4774
Mary K. Carey-Reid, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy D. Clifford, One Orange Way, Windsor, CT	Vice President
06095-4774
Christopher Cokinis, 909 Locust Street, Des Moines, IA	Vice President
50309
William P. Elmslie*	Vice President
Joseph J. Elmy, 5780 Powers Ferry Road, N.W.,	Vice President, Tax
Atlanta, GA 30327
Bernard P. Heffernon, 10740 Nall Avenue, Ste 120,	Vice President
Overland Park, KS 66211
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101,	Vice President
Latham, NY 12110
David Kaherl, One Orange Way, Windsor, CT 06095-	Vice President
4774
David A. Kelsey, One Orange Way, Windsor, CT	Vice President
06095-4774
Barbara Kesterson, 909 Locust Street, Des Moines, IA	Vice President
50309
Christina Lareau, One Orange Way, Windsor, CT	Vice President
06095-4774
George D. Lessner, Jr., 15455 North Dallas Parkway,	Vice President
Suite 1250, Addison, TX 75001
Katherine E. Lewis, 10700 West Research Drive, Suite	Vice President
190, Milwaukee, WI 53226
David J. Linney, 2900 N. Loop W, Ste 180, Houston,	Vice President
TX 77092
Frederick C. Litow, 5780 Powers Ferry Road, N.W.,	Vice President
Atlanta, GA 30327
Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh,	Vice President
NC 27612
Richard T. Mason, 440 S Warren Street, Ste 702,	Vice President
Syracuse, NY 13202
Pamela Mulvey, One Orange Way, Windsor, CT 06095-	Vice President
4774
Brian J. Murphy, One Orange Way, Windsor, CT	Vice President
06095-4774
Scott Neeb, 4600 Ulster Street, Denver, CO 80237	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
Ethel Pippin, One Orange Way, Windsor, CT 06095-	Vice President
4774
Michael J. Pise, One Orange Way, Windsor, CT 06095-	Vice President
4774
Spencer T. Shell, 5780 Powers Ferry Road, N.W.,	Vice President and Assistant Treasurer
Atlanta, GA 30327
Frank W. Snodgrass, 150 4th Avenue, N, Ste 410,	Vice President
Nashville, TN 37219
Christina M. Starks, 2000 21st Avenue NW	Vice President
Minot ND 58703

Name and Principal Business Address

Carl P. Steinhilber, One Orange Way, Windsor, CT
   06095-4774

Terran Titus, One Orange Way, Windsor, CT
   06095-4774

S. Bradford Vaughan, Jr., 520 Pike, Ste 2510, Seattle,
   WA 98101

Judeen T. Wrinn, One Orange Way, Windsor, CT
   06095-4774

Nancy S. Stillman, One Orange Way, One Orange Way,
   Windsor, CT 06095-4774

Joy M. Benner, 20 Washington Avenue S, Minneapolis,
   MN 55401

John Cecere, One Orange Way, Windsor, CT
   06095- 4774

Tina M. Nelson, 20 Washington Avenue S, Minneapolis,
   MN 55401

Melissa A. O’Donnell, 20 Washington Avenue S,
   Minneapolis, MN 55401

Randall K. Price, 20 Washington Avenue S, Minneapolis,
   MN 55401

Susan M. Vega, 20 Washington Avenue S, Minneapolis,
   MN 55401

Terry L. Owens, 5780 Powers Ferry Road, N.W., Atlanta,
   GA 30327

Positions and Offices with Principal Underwriter

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Secretary

Assistant Secretary

Assistant Secretary

Assistant Secretary

Assistant Secretary

Assistant Secretary

Tax Officer

* This Officer does not have a business address.
(c)	Compensation from January 1, 2009 to December 31, 2009:

(1)	(2)	(3)	(4)	(5)
	Net
Name of	Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial
Advisers, LLC				$1,658,134.85

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of al registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2009.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA a19380-1478.

Item 31.	Management Services
Not Applicable

Item 32. Undertakings
Registrant hereby undertakes:
(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through
(4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Windsor, and State of Connecticut on the 15th day of December, 2010.

VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:_____________________
Catherine H. Smith*
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to the
Registration Statement has been signed by the following persons in the capacities indicated and on the date indicated.

	Signature	Title

President and Director
	Catherine H. Smith*	(principal executive officer)

Director
Donald W. Britton*

Director and Executive Vice President
Lynne R. Ford*

		Director	December
	Robert G. Leary*		15, 2010

Director
Michael S. Smith*

Director and Chairman
Thomas J. McInerney*

Director, Executive Vice President and Chief Financial
	Ewout L. Steenbergen*	Officer (principal financial officer)

Senior Vice President and Chief Accounting Officer
	Steven T. Pierson*	(principal accounting officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo*
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(14)	Powers of Attorney